RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) vessel tanker	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000		$ 45,000
Interest income – long-term loans to associated companies	2,276	$ 2,263
Interest and valuation gain/(loss) on non-designated derivatives	300	800
River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	45,000
Interest income – long-term loans to associated companies	2,300	2,300
Related Party
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000		45,000
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Number of leased vessels | vessel	8
Lease income	$ 27,400	27,200
Vessel management fees	$ 10,200	$ 10,100
Related Party | Hemen
Related Party Transaction [Line Items]
Number of product tankers | tanker	3
Product tankers, purchase price	$ 231,000
Payments made in relation to vessel delivery and deposits	92,400
Related Party | River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000		$ 45,000